Intangible assets (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of components of intangible assets

	June 30, 2013	June 30, 2012
Land use rights	$2,536,555	$2,483,253
Mining rights	43,917,745	42,994,875
Total intangible assets	46,454,300	45,478,128
Accumulated amortization – land use rights	(669,369)	(586,323)
Accumulated depletion – mining rights	(13,540,860)	(13,256,318)
Total intangible assets, net	$32,244,071	$31,635,487

Schedule of amortization expense of the land use rights for the next five years and thereafter
Year ending June 30,	Amortization expense
2014	$69,371
2015	69,371
2016	69,371
2017	69,371
2018	69,371
Thereafter	1,520,331
Total	$1,867,186